Note 6 - Goodwill and Intangible Assets, Net	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]
NOTE 6. GOODWILL AND INTANGIBLE ASSETS, NET

The carrying amount of goodwill included in the consolidated balance sheets as of December 31, 2013 and 2014 were RMB80,625,667 and RMB80,625,667 (US$12,994,498), respectively. The balance represents the goodwill arising from the Group’s acquisition of Royalstone, Health Field and Proadvancer.

The Group first assessed qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The value of the reporting unit implied by the test was based on management’s assessment of the Group’s business strategy, the related expected future cash flows based on working capital requirements and market capitalization. The Group perform a valuation test (step 1) based on assessments made in the qualitative process. As of December 31, 2014, there was no impairment and no impairment loss on goodwill was recognized.

Intangible assets included in the consolidated balance sheets as of December 31, 2014 and 2013 comprised of:

	Weighted Average Amortization Period (years)	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Customer relationship	4.48	¥36,270,003	¥36,270,003	¥-	$-
Software	5	6,588,516	6,588,516	-	-
Internally generated software	4	77,249,770	37,331,510	39,918,260	6,433,656
Trademark	Indefinite	376,000	-	376,000	60,600
Balance at December 31, 2014		¥120,484,289	¥80,190,029	¥40,294,260	$6,494,256

	Weighted Average Amortization Period (years)	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Customer relationship	4.48	¥36,270,003	¥36,270,003	¥-
Software	5	6,588,516	6,588,516	-
Internally generated software	4	66,791,484	33,565,677	33,225,807
Trademark	Indefinite	376,000	-	376,000
Balance at December 31, 2013		¥110,026,003	¥76,424,196	¥33,601,807

Amortization expense for the years ended December 31, 2012, 2013 and 2014 was RMB6.9 million, RMB3.7 million and RMB3.8 million (US$0.6 million), respectively. Unamortized capitalized software costs as of December 31, 2013 and 2014 were RMB23.4 million and RMB33.6 million (US$5.4 million), respectively.

The Group determined the fair value of intangible assets based on the expected future cash flows generated by them. No impairment loss was recorded for the years ended December 31, 2012, 2013 and 2014.

Estimated aggregate amortization related to the existing intangible assets with definite lives for the each of succeeding five years is as follows:

	Chinese Yuan (Renminbi)	U.S. Dollars
For the years ending December 31,
2015	¥7,623,993	$1,228,765
2016	10,602,879	1,708,874
2017	9,037,932	1,456,650
2018	8,435,765	1,359,599
2019	4,217,691	679,768
Thereafter	-	-